Shareholder Report, Line Graph (Details) 192138_AAM Sawgrass U.S. Small Cap Quality Growth ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jul. 30, 2024	Oct. 31, 2025
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name			AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV
Accumulated Value	$ 10,088	$ 10,000	$ 10,996
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	10,531	10,000	$ 12,790
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Growth Total Return
Accumulated Value	$ 9,958	$ 10,000	$ 11,831